Fair Value Measurements (Details) - Schedule of Assets and Liabilities Subject to Fair Value Measurements on a Recurring Basis - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements [Line Items]
Derivative liability	$ 1,489,000
Level 1 [Member]
Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements [Line Items]
Derivative liability
Level 2 [Member]
Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements [Line Items]
Derivative liability
Level 3 [Member]
Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements [Line Items]
Derivative liability	1,489,000
Derivative Liability [Member]
Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements [Line Items]
Derivative liability	1,489,000
Derivative Liability [Member] | Level 1 [Member]
Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements [Line Items]
Derivative liability
Derivative Liability [Member] | Level 2 [Member]
Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements [Line Items]
Derivative liability
Derivative Liability [Member] | Level 3 [Member]
Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements [Line Items]
Derivative liability	$ 1,489,000